Share-based compensation - Share-based compensation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 2,302,607	$ 1,760,806
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	1,899,471	398,139
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 403,136	$ 1,362,667